Transactions with Related Parties - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Loans to executive officers and directors	$ 1,130,000	$ 0
Kramer Levin Naftalis & Frankel LLP [Member] | Professional Services [Member]
Related Party Transaction [Line Items]
Professional fees for legal services provided	$ 610,000	$ 769,000